Investment Objectives and Goals	Jun. 04, 2026
Pacer Barings CLO Market Flex ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Barings CLO Market Flex ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Barings CLO Market Flex ETF (the “Fund”) is an actively-managed exchange traded fund (“ETF”) that seeks current income and capital preservation.
Pacer Barings Secured Credit Flex ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Barings Secured Credit Flex ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Barings Secured Credit Flex ETF (the “Fund”) is an actively managed exchange traded fund (“ETF”) that seeks to provide a high level of current income and preserve capital
Objective, Secondary [Text Block]	while selectively seeking capital appreciation as a secondary objective when consistent with its primary investment objective.